THE EQUITABLE LIFE ASSURANCE
SOCIETY OF THE UNITED STATES

SUPPLEMENT DATED DECEMBER 30, 1999
TO EQUIVEST(R) EMPLOYER-SPONSORED RETIREMENT PROGRAMS
PROSPECTUS DATED OCTOBER 18, 1999

EQUI-VEST(R) EDC Contracts (Series 100 and Series 200) offered to certain employees of State and Municipal Governments within the State of Iowa

--------------------------------------------------------------------------------

This Supplement adds to and modifies certain information contained in the prospectus dated October 18, 1999 (Prospectus) for EQUI-VEST(R) Employer-Sponsored Retirement Programs offered by Equitable Life. Equitable Life will offer EQUI-VEST(R) EDC, as described below ("Iowa/Enhanced EDC Contracts"), to fund plans that meet the requirements of Internal Revenue Code Section 457 ("Section 457 Plans") sponsored by certain state and municipal governments described in Section 457 of the Code, within the State of Iowa ("Employer"). Iowa/Enhanced EDC Contracts will be available only when an Employer (i) makes contributions to a Section 457 Plan, whether in addition to, in the form of, employee salary reduction or elective deferred contributions, as applicable, and
(ii) has entered into an agreement with Equitable Life that permits Equitable Life to offer Iowa/Enhanced EDC Contracts as a funding vehicle for your Employer's Section 457 Plan; and the total assets of all section 457 plans sponsored by all state, municipal and other local governments is greater than $50 million in plan assets for all Iowa/Enhanced EDC Contracts within the state of Iowa. Terms not otherwise defined in this Supplement have the same meaning as in the Prospectus.


Employees of an Employer may participate under an Iowa/Enhanced EDC Contract on the same basis and under the same terms and conditions described in the Prospectus as applicable to EQUI-VEST(R) EDC Contracts, except for certain material differences described in this Supplement. Participation under Iowa/Enhanced EDC Contracts will be available to i) annuitants, within the state of Iowa, participating under EQUI-VEST(R) EDC Contracts purchased prior to the date of this Supplement and (ii) any annuitant participating under an Iowa/Enhanced EDC Contract purchased as of or after the date of this Supplement.



THE "EQUI-VEST EMPLOYER-SPONSORED RETIREMENT PROGRAMS AT A GLANCE -- KEY FEATURES" SECTION OF THE PROSPECTUS HAS BEEN MODIFIED FOR THE FEES AND EXPENSES UNDER SERIES 100 AND 200 AS FOLLOWS:


ANNUAL ADMINISTRATIVE CHARGE. The annual administrative charge is waived and does not apply to Iowa/Enhanced EDC Contracts.


Annual expenses for Alliance portfolios of EQ Advisors Trust include 12b-1 fees (and are class IB shares) for Iowa/Enhanced EDC Contracts.


FEE TABLES. For Iowa/Enhanced EDC Contracts, the following fee tables replace EQUI-VEST Series 100 and EQUI-VEST Series 200 fee tables. You should refer to the fee tables of the Prospectus for all other applicable expenses related to EQUI-VEST Series 100 and Series 200 Contracts. Please also see the discussion of the modifications to "Charges and expenses" set forth in the Supplement.


                        FOR USE ONLY IN THE STATE OF IOWA


888-1250

TABLE 1:  EQUI-VEST SERIES 100

========================================================================================================
                                                ALLIANCE
                                   ALLIANCE   INTERMEDIATE   ALLIANCE             ALLIANCE    ALLIANCE
                                    MONEY      GOVERNMENT    QUALITY   ALLIANCE   GROWTH AND   EQUITY
                                    MARKET     SECURITIES     BOND    HIGH YIELD    INCOME     INDEX
========================================================================================================
SEPARATE ACCOUNT ANNUAL
  EXPENSES
Mortality and Expense Risk
Fees (1)                             .65%         .65%        .65%       .65%       .65%         .65%
Other Expenses (2)                   .25%         .25%        .25%       .25%       .25%         .25%
--------------------------------------------------------------------------------------------------------
TOTAL SEPARATE ACCOUNT
  ANNUAL EXPENSES                    .90%         .90%        .90%       .90%       .90%         .90%
EQAT ANNUAL EXPENSES
Investment Advisory Fees             .35%         .50%        .53%       .60%       .55%         .31%
Rule 12b-1 Fees (9)                  .25%         .25%        .25%       .25%       .25%         .25%
Other Expenses                       .03%         .06%        .04%       .04%       .04%         .04%
--------------------------------------------------------------------------------------------------------
TOTAL EQAT ANNUAL EXPENSES (8)       .63%         .81%        .82%       .89%       .84%         .60%
========================================================================================================


TABLE 1:  EQUI-VEST SERIES 100

==========================================================================================================
                                                                  ALLIANCE  ALLIANCE
                        ALLIANCE             ALLIANCE   ALLIANCE   SMALL    CONSER-              ALLIANCE
                        COMMON   ALLIANCE    INTER-    AGGRESSIVE   CAP      VATIVE    ALLIANCE   GROWTH
                         STOCK    GLOBAL     NATIONAL    STOCK     GROWTH   INVESTORS  BALANCED  INVESTORS
==========================================================================================================
SEPARATE ACCOUNT
  ANNUAL EXPENSES

Mortality and
  Expense
  Risk Fees (1)          .65%     .65%         .65%        .65%     .65%      .65%      .65%      .65%
Other Expenses (2)       .25%     .25%         .25%        .25%     .25%      .25%      .25%      .25%
---------------------------------------------------------------------------------------------------------
TOTAL SEPARATE
  ACCOUNT ANNUAL
  EXPENSES               .90%     .90%         .90%        .90%     .90%      .90%      .90%      .90%
EQAT ANNUAL EXPENSES

Investment Advisory
  Fees                   .36%     .64%         .90%        .54%     .90%      .48%      .41%      .51%
Rule 12b-1 Fees (9)      .25%     .25%         .25%        .25%     .25%      .25%      .25%      .25%
Other Expenses           .04%     .08%         .17%        .04%     .06%      .06%      .05%      .05%
---------------------------------------------------------------------------------------------------------

TOTAL EQAT ANNUAL
  EXPENSES (8)           .65%     .97%        1.32%        .83%    1.21%      .79%      .71%      .81%
=========================================================================================================


                        FOR USE ONLY IN THE STATE OF IOWA

                                                                               3
TABLE 1:  EQUI-VEST SERIES 100 (CONTINUED)

=================================================================================================
                                        T. ROWE
                                          PRICE    T. ROWE    EQ/PUTNAM
                                          INTER-    PRICE     GROWTH &
                                        NATIONAL    EQUITY     INCOME      EQ/PUTNAM      MFS
                                          STOCK     INCOME     VALUE       BALANCED     RESEARCH
=================================================================================================
SEPARATE ACCOUNT ANNUAL EXPENSES
Mortality and Expense Risk Fees (1)       .65%       .65%        .65%         .65%         .65%
Other Expenses (2)                        .25%       .25%        .25%         .25%         .25%
-------------------------------------------------------------------------------------------------
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES    .90%       .90%        .90%         .90%         .90%
EQAT ANNUAL EXPENSES
Investment Management and Advisory Fees   .75%       .55%        .55%         .55%         .55%
Rule 12b-1 Fees (9)                       .25%       .25%        .25%         .25%         .25%
Other Expenses                            .20%       .05%        .05%         .10%         .05%
-------------------------------------------------------------------------------------------------
TOTAL EQAT ANNUAL EXPENSES
  (AFTER EXPENSE LIMITATION) (10)        1.20%       .85%        .85%         .90%         .85%
=================================================================================================


TABLE 1:  EQUI-VEST SERIES 100

=================================================================================================
                                                      MORGAN     WARBURG                 MERRILL
                                             MFS     STANLEY      PINCUS      MERRILL     LYNCH
                                        EMERGING     EMERGING     SMALL       LYNCH       BASIC
                                          GROWTH     MARKETS     COMPANY      WORLD       VALUE
                                       COMPANIES      EQUITY      VALUE      STRATEGY     EQUITY
=================================================================================================
SEPARATE ACCOUNT ANNUAL EXPENSES
Mortality and Expense Risk Fees (1)       .65%         .65%      .65%         .65%         .65%
Other Expenses (2)                        .25%         .25%      .25%         .25%         .25%
-------------------------------------------------------------------------------------------------
TOTAL SEPARATE ACCOUNT ANNUAL
EXPENSES                                  .90%         .90%      .90%         .90%         .90%
EQAT ANNUAL EXPENSES
Investment Management and Advisory
Fees                                      .55%        1.15%      .65%         .70%         .55%
Rule 12b-1 Fees (9)                       .25%         .25%      .25%         .25%         .25%
Other Expenses                            .05%         .35%      .10%         .25%         .05%
-------------------------------------------------------------------------------------------------
TOTAL EQAT ANNUAL EXPENSES
  (AFTER EXPENSE LIMITATION) (10)         .85%        1.75%     1.00%        1.20%         .85%
=================================================================================================



                        FOR USE ONLY IN THE STATE OF IOWA

                                                                               4
Table 1:  EQUI-VEST Series 100 (continued)

=======================================================================================================
                                      EQ/ALLIANCE     CALVERT        CAPITAL      CAPITAL
                                      PREMIER        SOCIALLY       GUARDIAN     GUARDIAN        EQ/
                                      GROWTH         RESPONSIBLE    RESEARCH     U.S. EQUITY  EVERGREEN
=======================================================================================================
SEPARATE ACCOUNT ANNUAL EXPENSES
Mortality and Expense
  Risk Fees (1)                         .65%           .65%           .65%        .65%           .65%
Other Expenses (2)                      .25%           .25%           .25%        .25%           .25%
--------------------------------------------------------------------------------------------------------
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES  .90%           .90%           .90%        .90%           .90%
EQAT ANNUAL EXPENSES
Investment Management and Advisory
Fees                                    .90%           .65%           .65%        .65%           .75%
Rule 12b-1 Fees (9)                     .25%           .25%           .25%        .25%           .25%
Other Expenses                          .00%           .15%           .05%        .05%           .05%
--------------------------------------------------------------------------------------------------------
TOTAL EQAT ANNUAL EXPENSES
  (AFTER EXPENSE LIMITATION) (10)      1.15%          1.05%           .95%        .95%          1.05%
=======================================================================================================


Table 1:  EQUI-VEST Series 100

================================================================
                                        EQ/
                                      EVERGREEN     MFS GROWTH
                                     FOUNDATION     WITH INCOME
================================================================

SEPARATE ACCOUNT ANNUAL EXPENSES
Mortality and Expense
  Risk Fees (1)                        .65%           .65%
Other Expenses (2)                     .25%           .25%
--------------------------------------------------------------
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES .90%           .90%
EQAT ANNUAL EXPENSES
Investment Management and Advisory
Fees                                   .63%           .55%
Rule 12b-1 Fees (9)                    .25%           .25%
Other Expenses                         .07%           .05%
--------------------------------------------------------------
TOTAL EQAT ANNUAL EXPENSES
  (AFTER EXPENSE LIMITATION) (10)      .95%           .85%
================================================================

------------
Notes 3 and 4 of the Fee Table are not applicable to Iowa/Enhanced EDC Contracts. As to certain limitations on charges, see "Limitations on Charges" under "Charges and expenses" below for the modifications to the "Charges and expenses" section of the Prospectus.

The following is added at the end of Note 9: Prior to October 18, 1999, the total annual expenses for the Alliance Small Cap Growth portfolio were limited to 1.20% under an expense limitation arrangement related to that portfolio's Rule 12b-1 Plan. The arrangement is no longer in effect. The amounts shown have been restated to reflect the expenses that would have been incurred in 1998, absent the expense limitation arrangement.


                        FOR USE ONLY IN THE STATE OF IOWA

TABLE 2:  EQUI-VEST SERIES 200

====================================================================================================
                                           ALLIANCE
                               ALLIANCE  INTERMEDIATE   ALLIANCE  ALLIANCE     ALLIANCE   ALLIANCE
                                  MONEY    GOVERNMENT    QUALITY    HIGH      GROWTH AND   EQUITY
                                 MARKET    SECURITIES       BOND   YIELD       INCOME      INDEX
====================================================================================================
SEPARATE ACCOUNT ANNUAL
  EXPENSES
Mortality and Expense Risk
  Fees (1)                       .65%          .65%       .65%       .65%       .65%        .65%
Other Expenses (2)               .25%          .25%       .25%       .25%       .25%        .25%
--------------------------------------------------------------------------------------------------
TOTAL SEPARATE ACCOUNT
  ANNUAL EXPENSES                .90%          .90%       .90%       .90%       .90%        .90%
EQAT ANNUAL EXPENSES
Investment Advisory Fees         .35%          .50%       .53%       .60%       .55%        .31%
Rule 12b-1 Fees (9)              .25%          .25%       .25%       .25%       .25%        .25%
Other Expenses                   .03%          .06%       .04%       .04%       .04%        .04%
--------------------------------------------------------------------------------------------------
TOTAL EQAT ANNUAL
  EXPENSES (8)                   .63%          .81%       .82%       .89%       .84%        .60%
====================================================================================================


Table 2:  EQUI-VEST Series 200

====================================================================================================
                                                      ALLIANCE ALLIANCE ALLIANCE
                           ALLIANCE         ALLIANCE  AGGRES-  SMALL    CONSER-            ALLIANCE
                           COMMON  ALLIANCE INTER-    SIVE     CAP      VATIVE   ALLIANCE   GROWTH
                            STOCK  GLOBAL   NATIONAL  STOCK    GROWTH  INVESTORS BALANCED  INVESTORS
====================================================================================================
SEPARATE ACCOUNT ANNUAL
  EXPENSES
Mortality and Expense
  Risk Fees (1)              .65%    .65%    .65%      .65%     .65%    .65%     .65%      .65%
Other Expenses (2)           .25%    .25%    .25%      .25%     .25%    .25%     .25%      .25%
----------------------------------------------------------------------------------------------------
TOTAL SEPARATE ACCOUNT
  ANNUAL EXPENSES            .90%    .90%    .90%      .90%     .90%    .90%     .90%      .90%
EQAT ANNUAL EXPENSES
Investment Advisory Fees     .36%    .64%    .90%      .54%     .90%    .48%     .41%      .51%
Rule 12b-1 Fees (9)          .25%    .25%    .25%      .25%     .25%    .25%     .25%      .25%
Other Expenses               .04%    .08%    .17%      .04%     .06%    .06%     .05%      .05%
----------------------------------------------------------------------------------------------------
TOTAL EQAT ANNUAL
  EXPENSES (8)               .65%    .97%   1.32%      .83%    1.21%    .79%     .71%      .81%
====================================================================================================


                        FOR USE ONLY IN THE STATE OF IOWA

====================================================================================================
                                    T. ROWE       T. ROWE
                                     PRICE         PRICE      EQ/PUTNAM
                                     INTER-        EQUITY      GROWTH &     EQ/PUTNAM       MFS
                                    NATIONAL       INCOME    INCOME VALUE    BALANCED    RESEARCH
====================================================================================================
SEPARATE ACCOUNT ANNUAL EXPENSES
Mortality and Expense
  Risk Fees (1)                          .65%        .65%        .65%           .65%       .65%
Other Expenses (2)                       .25%        .25%        .25%           .25%       .25%
----------------------------------------------------------------------------------------------------
TOTAL SEPARATE ACCOUNT ANNUAL
EXPENSES                                 .90%        .90%        .90%           .90%       .90%
EQAT ANNUAL EXPENSES
Investment Management and Advisory
Fees                                     .75%        .55%        .55%           .55%       .55%
Rule 12b-1 Fees (9)                      .25%        .25%        .25%           .25%       .25%
Other Expenses                           .20%        .05%        .05%           .10%       .05%
----------------------------------------------------------------------------------------------------
TOTAL EQAT ANNUAL EXPENSES
  (AFTER EXPENSE LIMITATION) (10)       1.20%        .85%        .85%           .90%       .85%
====================================================================================================


TABLE 2:  EQUI-VEST SERIES 200

====================================================================================================
                                                   MORGAN
                                         MFS       STANLEY      WARBURG     MERRILL     MERRILL
                                      EMERGING    EMERGING    PINCUS SMALL   LYNCH     LYNCH BASIC
                                        GROWTH     MARKETS      COMPANY      WORLD       VALUE
                                     COMPANIES      EQUITY        VALUE     STRATEGY     EQUITY
====================================================================================================
SEPARATE ACCOUNT ANNUAL EXPENSES
Mortality and Expense
  Risk Fees (1)                        .65%           .65%        .65%        .65%       .65%
Other Expenses (2)                     .25%           .25%        .25%        .25%       .25%
----------------------------------------------------------------------------------------------------
TOTAL SEPARATE ACCOUNT ANNUAL
EXPENSES                               .90%           .90%        .90%        .90%       .90%
EQAT ANNUAL EXPENSES
Investment Management and Advisory
Fees                                   .55%          1.15%        .65%        .70%       .55%
Rule 12b-1 Fees (9)                    .25%           .25%        .25%        .25%       .25%
Other Expenses                         .05%           .35%        .10%        .25%       .05%
----------------------------------------------------------------------------------------------------
TOTAL EQAT ANNUAL EXPENSES
  (AFTER EXPENSE LIMITATION) (10)      .85%          1.75%       1.00%       1.20%       .85%
====================================================================================================

                        FOR USE ONLY IN THE STATE OF IOWA

                                                                               7

====================================================================================================
                                    EQ/ALLIANCE  CALVERT        CAPITAL      CAPITAL
                                      PREMIER    SOCIALLY       GUARDIAN     GUARDIAN        EQ/
                                      GROWTH    RESPONSIBLE     RESEARCH     U.S. EQUITY  EVERGREEN
====================================================================================================
SEPARATE ACCOUNT ANNUAL EXPENSES
Mortality and Expense
  Risk Fees (1)                         .65%       .65%            .65%       .65%         .65%
Other Expenses (2)                      .25%       .25%            .25%       .25%         .25%
----------------------------------------------------------------------------------------------------
TOTAL SEPARATE ACCOUNT ANNUAL
EXPENSES                                .90%       .90%            .90%       .90%         .90%
EQAT ANNUAL EXPENSES
Investment Management and Advisory
Fees                                    .90%       .65%            .65%       .65%         .75%
Rule 12b-1 Fees (9)                     .25%       .25%            .25%       .25%         .25%
Other Expenses                          .00%       .15%            .05%       .05%         .05%
----------------------------------------------------------------------------------------------------
TOTAL EQAT ANNUAL EXPENSES
  (AFTER EXPENSE LIMITATION) (10)      1.15%      1.05%            .95%       .95%        1.05%
====================================================================================================



TABLE 2:  EQUI-VEST SERIES 200

===============================================================
                                       EQ/
                                    EVERGREEN      MFS GROWTH
                                   FOUNDATION      WITH INCOME
===============================================================
SEPARATE ACCOUNT ANNUAL EXPENSES
Mortality and Expense
  Risk Fees (1)                        .65%         .65%
Other Expenses (2)                     .25%         .25%
---------------------------------------------------------------
TOTAL SEPARATE ACCOUNT ANNUAL
EXPENSES                               .90%         .90%
EQAT ANNUAL EXPENSES
Investment Management and Advisory
Fees                                   .63%         .55%
Rule 12b-1 Fees (9)                    .25%         .25%
Other Expenses                         .07%         .05%
---------------------------------------------------------------
TOTAL EQAT ANNUAL EXPENSES
  (AFTER EXPENSE LIMITATION) (10)      .95%         .85%
===============================================================

------------

Notes 3 and 4 of the Fee Table are not applicable to Iowa/Enhanced EDC Contracts. As to certain limitations on charges, see "Limitations on Charges" under "Charges and expenses" below for the modifications to the "Charges and expenses" section of the Prospectus.

The following is added at the end of Note 9: Prior to October 18, 1999, the total annual expenses for the Alliance Small Cap Growth portfolio were limited to 1.20% under an expense limitation arrangement related to that portfolio's Rule 12b-1 Plan. The arrangement is no longer in effect. The amounts shown have been restated to reflect the expenses that would have been incurred in 1998, absent the expense limitation arrangement.


                        FOR USE ONLY IN THE STATE OF IOWA

"CHARGES AND EXPENSES UNDER SERIES 100 AND 200 CONTRACTS" IN THE "CHARGES AND EXPENSES" SECTION OF THE PROSPECTUS HAS BEEN MODIFIED AS FOLLOWS:


The first paragraph under "Mortality and expense risk charge" and the paragraph under "Charge for other expenses" is replaced by the following:


We make a daily charge (after any deductions to provide for taxes) against the assets held in each of the variable investment options under an Iowa/Enhanced EDC Contract. This charge is reflected in the unit values and made at an annual rate not to exceed 0.90% for each of the variable investment options. The charge is for financial accounting, death benefits, mortality risk, expenses and expense risk. The specific charges for Series 100 and 200 Iowa/Enhanced EDC Contracts are: expenses and financial accounting -- 0.25%; expense risks -- 0.30%; and mortality risks and death benefits -- 0.35%.


LIMITATION ON CHARGES. The discussion under "Limitation on Charges" is applicable to Iowa/Enhanced EDC Contracts attributable to EQUI-VEST EDC Contracts issued to fund Section 457 Plans prior to January 30, 1999.
The discussion does not apply to Iowa/Enhanced EDC Contracts offered pursuant to this Supplement.


ANNUAL ADMINISTRATIVE CHARGE. The annual administrative charge under Iowa/Enhanced EDC Contracts is waived.


WITHDRAWAL CHARGE. The following will apply to withdrawals under Iowa/Enhanced EDC Contracts, in addition to the exceptions to the withdrawal charge discussed under the section entitled "Withdrawal charge for series 100 and 200 contracts."

o the annuitant retires pursuant to terms of the Section 457 plan, or separates from service;

o the annuitant has qualified to receive Social Security disability benefits as certified by the Social Security Administration;

o we receive proof satisfactory to us that the annuitant's life expectancy is six months or less (such proof must include, but is not limited to, certification by a licensed physician);

o the annuitant elects a withdrawal that qualifies as a hardship withdrawal under the Code;

o the annuitant has been confined to a nursing home for more than a 90-day period (or such other period, if required in Iowa as verified by a licensed physician). A nursing home for this purpose means one which is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, U.S. Virgin Islands, or
     Guam) and meets all of the following:

     o its main function is to provide skilled, intermediate or custodial nursing care;

     o    it provides continuous room and board to three or more persons;

     o    it is supervised by a registered nurse or practical nurse;

     o    it keeps daily medical records of each patient;

     o    it controls and records all medications dispensed; and

     o    its primary service is other than to provide housing for residents.



                        FOR USE ONLY IN THE STATE OF IOWA